Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Entity Registrant Name	STERLING CONSOLIDATED Corp
Entity Central Index Key	0001555972
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 74,541	$ 115,489	$ 29,676
Accounts receivable, net of allowance	912,662	871,132	1,004,095
Inventory, net of reserve	2,333,031	2,307,413	2,041,675
Notes receivable	40,201	40,601	9,400
Investment	75	75
Other current assets			885
Total current assets	3,360,510	3,334,710	3,085,731
Property and equipment, net	2,654,943	2,684,299	2,083,080
Intangible asset, net
Deferred tax asset	7,776	7,776	20,638
Total assets	6,023,229	6,026,785	5,189,449
Current liabilities
Accounts payable and accrued expenses	897,350	1,139,681	1,223,488
Notes payable (current portion)	131,546	130,905	146,110
Notes payable related party (current portion)	47,925	62,151	63,635
Bank line of credit	839,591	839,591	839,591
Interest rate swap contract	19,330	1,724	48,836
Other liabilities	225,399	76,971	69,146
Total current liabilities	2,161,141	2,251,023	2,390,806
Other liabilities
Notes payable	861,718	900,761	986,916
Notes payable (related party)	1,647,005	1,614,952	1,653,517
Total other liabilities	2,508,723	2,515,713	2,640,433
Total liabilities	4,669,864	4,766,736	5,031,239
Stockholders' equity (deficit)
Preferred stock, $0.001 par value; 10,000,000 shares authorized, no shares issued
Common stock, $0.001 par value; 200,000,000 shares authorized, 37,040,040 shares issued and outstanding as of March 31, 2013 and December 31, 2012 and 36,000,000 shares issued and outstanding as of December 31, 2011	37,074	37,074	36,000
Subscription receivable			(672,715)
Accumulated other comprehensive loss	(19,330)	(1,724)	(48,836)
Additional paid-in capital	1,175,079	1,175,079	853,941
Retained earnings (accumulatd deficit)	160,542	49,620	(10,180)
Total stockholders' equity (deficit)	1,353,365	1,260,049	158,210
Total liabilities and stockholders' equity (deficit)	$ 6,023,229	$ 6,026,785	$ 5,189,449

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Jun. 08, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred stock, par value per share	$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000		10,000,000
Preferred stock, shares issued	0	0		0
Common stock, par value per share	$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized	200,000,000	200,000,000		200,000,000
Common stock, shares issued	37,040,040	37,040,040		36,000,000
Common stock, shares outstanding	37,040,040	37,040,040	36,697,040	36,000,000

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues
O-rings and rubber product sales	$ 1,627,886	$ 1,741,432	$ 5,694,086	$ 6,420,933
Freight services	22,214		92,200	288,815
Rental services	13,050		73,351	24,925
Total revenues	1,663,150	1,741,432	5,859,637	6,734,673
Cost of sales
Cost of goods	1,006,249	923,531	3,833,272	3,794,000
Cost of services	60,483	258,206	322,106	312,293
Total cost of sales	1,066,732	1,181,737	4,155,378	4,106,293
Gross profit	596,418	559,695	1,704,259	2,628,380
Operating expenses
Sales and marketing	107,194	10,438	174,738	41,239
General and administrative	308,264	406,620	1,347,856	2,120,427
Total operating expenses	415,458	417,058	1,522,594	2,161,666
Operating income	180,960	142,637	181,665	466,714
Other income and expense
Other income	4,298	10,103	31,544	22,061
Other expense
Interest expense	(29,380)	(36,941)	(112,112)	(70,660)
Total other income and (expense)	(25,082)	(26,838)	(80,568)	(48,599)
Income before provision for income taxes	155,878	115,799	101,097	418,115
Provision for income taxes	44,956	23,160	41,297	170,802
Net income	110,922	92,639	59,800	247,313
Other comprehensive income/(loss)
Unrealized gain/(loss) on interest rate swap contract	(17,606)	(4,699)	47,112	(11,567)
Comprehensive income	$ 93,316	$ 87,940	$ 106,912	$ 235,746
Net income per share of common stock
Basic and diluted	$ 0	$ 0	$ 0	$ 0.01
Weighted average number of shares outstanding
Weighted average shares outstanding (basic and diluted)	37,074,040	36,195,896	36,789,408	36,000,000

CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Common Stock [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]
Balance at Dec. 31, 2010	$ (141,075)	$ 33,120		$ 79,425	$ (216,351)	$ (37,269)
Balance, shares at Dec. 31, 2010		33,120,000
Distribution to shareholders	(45,000)				(45,000)
Stock issued for services	2,880	2,880
Stock issued for services, shares		2,880,000
Shareholder contribution of property			(672,715)	672,715
Contribution of tax effect related to C-corp conversion	105,659			105,659
Other comprehensive loss	(11,567)					(11,567)
Eliminate retained earnings of Sterling Consolidated Corp. prior to acquisition				(3,858)	3,858
Net income	247,313				247,313
Balance at Dec. 31, 2011	158,210	36,000	(672,715)	853,941	(10,180)	(48,836)
Balance, shares at Dec. 31, 2011	36,000,000	36,000,000
Stock sold for cash	274,212	914		273,298
Stock sold for cash, shares		914,040
Stock issued for services	48,000	160		47,840
Stock issued for services, shares		160,000
Receipt of subscribed property	672,715		672,715
Other comprehensive loss	47,112					47,112
Net income	59,800				59,800
Balance at Dec. 31, 2012	1,260,049	37,074		1,175,079	49,620	(1,724)
Balance, shares at Dec. 31, 2012	37,040,040	37,074,040
Other comprehensive loss	(17,606)					(17,606)
Net income	110,922				110,922
Balance at Mar. 31, 2013	$ 1,353,365	$ 37,074		$ 1,175,079	$ 160,542	$ (1,724)
Balance, shares at Mar. 31, 2013	37,040,040	37,074,040

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income	$ 110,922	$ 92,639	$ 59,800	$ 247,313
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	29,356	26,560	111,192	109,868
Accrued interest	12,500
Amortization				2,802
Change in allowance for doubtful accounts			75,316	22,236
Loss on disposal of assets			7,151
Gain on retirement of note payable			(11,638)
Contribution of tax effect of C-Corp conversion				105,659
Stock issued for services			48,000	2,880
Changes in operating assets and liabilities
Accounts receivable	(41,530)	50,149	57,648	(359,260)
Inventory	(25,618)	(75,089)	(265,738)	(479,945)
Investments in marketable securities			(75)
Other assets		(12,305)	885	(885)
Deferred tax asset			12,862	62,663
Accounts payable and accrued interest payable	(242,331)	55,057	(83,807)	403,955
Other liabilities	148,428	16,992	7,825	(17,152)
Net cash provided by operating activities	(8,273)	154,003	19,421	100,134
Cash flows from investing activities
Purchase of fixed assets			(69,697)	(21,233)
Disposal of fixed assets			22,850
Net cash (used) in investing activities			(46,847)	(21,233)
Cash flows from financing activities
Net proceeds from bank line of credit		29,999		50,000
Payments on notes payable	(38,402)	(110,894)	(355,087)	(138,290)
Proceeds from notes payable			265,365
Net loan (paid)/received - related party	5,327	(52,402)	(40,050)	(7,691)
Repayments on employee advances				21,018
Advances to employees	400		(31,201)
Stock issued for cash		192,800	274,212
Distribution to stockholder				(45,000)
Net cash provided by (in) by financing activities	(32,675)	59,503	113,239	(119,963)
Net change in cash and cash equivalent	(40,948)	213,506	85,813	(41,062)
Cash and cash equivalent at the beginning of period	115,489	29,676	29,676	70,738
Cash and cash equivalent at the end of period	74,541	243,190	115,489	29,676
Supplemental disclosures of cash flow Information
Cash paid during the period for interest	16,883	24,359	112,112	70,660
Cash paid for taxes		750	2,485	6,045
Supplemental non-cash investing and financing activities
Subscription receivable				672,715
Contribution of property			672,715
Stock issued for services			$ 48,000	$ 2,880

BASIS OF PRESENTATION	3 Months Ended
Mar. 31, 2013
BASIS OF PRESENTATION [Abstract]
BASIS OF PRESENTATION

NOTE 1 - BASIS OF PRESENTATION

The accompanying interim financial statements have been prepared by the Company without audit.  In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, results of operations, and cash flows as of and for the period ended March 31, 2012, and for all periods presented herein, have been made.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted.  It is suggested that these condensed financial statements be read in conjunction with the financial statements and notes thereto included in the Company's December 31, 2012 audited financial statements.  The results of operations for the periods ended March 31, 2013 and March 31, 2012 are not necessarily indicative of the operating results for the full years.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the amounts reported and disclosed in the financial statements and the accompanying notes. Actual results could differ materially from these estimates. On an ongoing basis, we evaluate our estimates, including those related to the accounts receivable and sales allowances, fair values of financial instruments, useful lives of intangible assets and property and equipment, inventory valuations, income taxes, and contingent liabilities, among others. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The accounting policies applied by the Company in these condensed interim financial statements are the same as those applied by the Company in its audited consolidated financial statements as at and for the year ended December 31, 2012.

There have been no changes in the Company's significant accounting policies for the three months ended March 31, 2013 as compared to those disclosed in the Company's Annual Report on Form 10-K for the year ended December 31, 2012.

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

On June 8, 2012, in expectation of going public, a share exchange was effected in which Sterling Consolidated Corp delivered 30,697,040 shares to shareholders of Sterling Seal and Supply, Inc.; 1,500,000 shares to the shareholders of Integrity; 540,000 shares to the members of Q5 and 1,080,000 shares to the members of ADDR. The existing shareholders of Sterling Consolidated Corp retained 2,880,000shares resulting in a total of 36,697,040 shares outstanding post-share exchange. The resultant structure is such that Sterling Consolidated Corp is effectively a holding corp with wholly owned ownership of Sterling Seal and Supply, Inc., Integrity, Q5 and ADDR. The consolidated financials presented herein are presented as if the share exchange had occurred at the beginning of the periods being reported on (Jan 1, 2011).

Organization, Nature of Business,Stock Split, and Principles of Consolidation

Sterling Seal and Supply Inc.

Sterling Seal and Supply Inc. is a New Jersey corporation founded in 1997 which distributes o-rings and other rubber products worldwide. Since 1980, Sterling and its predecessor, Sterling Plastic and Rubber Products Inc. (founded in 1969), has been importing product from China for distribution. Sterling focuses on quality and service by initially proving itself as a 2nd or 3rd source vendor.

Integrity Cargo Freight Corporation

On January 4, 2008, the principals of Sterling founded Integrity Cargo Freight Corporation ("Integrity") as a New Jersey Corporation. Integrity is a cargo and freight company that currently manages the importation of Sterling's product from Asia, and its exports of its sales to various countries. In addition to providing the shipping for the Company, Integrity has third-party customers. Integrity targets the Company's customer base market but is able to acquire additional customers through the use of agents.

Freight forwarding revenues and expenses are included in the operating income on the consolidated statement of operations presented herein.

ADDR Properties, LLC

ADDR Properties, LLC ("ADDR") is a New Jersey LLC formed on September 17, 2010 as a real estate holding company. The LLC owns a 28,000 square foot warehouse facility in Neptune, NJ and is occupied 90% by Sterling to conduct its operations and 10% by the Children's Center of Monmouth. The current lease agreement with the Children's Center is for 3 years.

The second property managed through ADDR an investment property in Cliffwood Beach, NJ previously occupied by Sterling. The Company's operations outgrew the facility and four tenants currently occupy 65% of the available square footage. The remaining 35% is unoccupied office space and currently marketed as individual office suites.

Rental revenues and expenses are included in the operating income on the consolidated statement of operations presented herein.

Stock Split

On February 1, 2012, Sterling Seal and Supply, Inc. enacted a forward stock split converting its 200 shares of common stock outstanding to 30 million shares outstanding.

Principles of Consolidation

These consolidated financial statements include the accounts of Sterling Consolidated Corp and its four wholly owned subsidiaries. The subsidiaries were acquired by Sterling Consolidated Corp through a share exchange agreement effected on June 8, 2012. The consolidated financial statements presented herein, are presented as if the business combination via share exchange and the stock split in Sterling Seal and Supply, Inc. were effective at the beginning of the periods being reported on. ADDR, Integrity, Q5 and Sterling Seal and Supply Inc. were under the control of Angelo DeRosa and/or Darren DeRosa for the periods being reported on. All significant intercompany transactions have been eliminated. Hereafter the consolidated accounts of Sterling Consolidated Corp and its subsidiaries are referred to as "the Company".

Q5 Ventures, LLC

Q5 Ventures, LLC is a Florida LLC formed on September 6, 2006. The LLC owns the commercial building in Florida from which the Florida division of Sterling operates. The 5,000 square foot facility was designed and built for the Company's operations.

Basis of Presentation

Use of Estimates

The preparation of consolidated financial statements in accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. A change in management's estimates or assumptions could have a material impact on the Company's financial condition and results of operations during the period in which such changes occurred. Significant estimates include the estimated depreciable lives of fixed assets, inventory reserves and allowance for doubtful accounts.

Actual results could differ from those estimates. The Company's consolidated financial statements reflect all adjustments that management believes are necessary for the fair presentation of their financial condition and results of operations for the periods presented.

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents. At times, balances in a single bank account may exceed federally insured limits.

Accounts Receivable

Accounts receivable, if any, are carried at the expected net realizable value. The allowance for doubtful accounts, when determined, will be based on management's assessment of the collectability of specific customer accounts and the aging of the accounts receivables. If there were a deterioration of a major customer's creditworthiness, or actual defaults were higher than historical experience, our estimates of the recoverability of the amounts due to us could be overstated, which could have a negative impact on operations.

The Company's accounts receivable net of allowances of $121,830 and $197,846, were $871,132 and $1,004,095 on December 31, 2012 and 2011, respectively. The Company's allowance is approximately 3% of the sales per year plus amounts that are deemed uncollectible.

Property, Plant and Equipment

Property and equipment are carried at cost. Expenditures for maintenance and repairs are charged against operations. Renewals and betterments that materially extend the life of the assets are capitalized. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is reflected in income for the period. The Company allocates 50% of its depreciation and amortization expenses to Cost of Sales.

Depreciation is computed for financial statement purposes on a straight-line basis over estimated useful lives of the related assets. The estimated useful lives of depreciable assets are:

Estimated
Useful Lives
Building & Leasehold Improvements	10-40 years
Machinery and Equipment	5-10 years
Furniture and Fixtures	5-10 years
Vehicles	10 years
Software	3 years

For federal income tax purposes, depreciation is computed under the modified accelerated cost recovery system. For financial statements purposes, depreciation is computed under the straight-line method or double declining balance method.

	2012	2011
Land, building & leasehold improvements	$2,275,322	$1,649,808
Machinery and equipment	820,143	766,572
Vehicles	197,943	187,702
Less: accumulated depreciation	609,109	521,002
Property and equipment, net	$2,684,299	$2,083,080

Depreciation expense included as a charge to income was $111,192 and $109,868 for the year ended December 31, 2012 and 2011, respectively.

Inventories

Inventories, which are comprised of finished goods, are stated at the lower of cost (based on the last-in, first-out method) or market. Cost does not include shipping and handling fees, which are charged directly to income. The Company provides for estimated losses from obsolete or slow-moving inventories, which is approximately 4% of the total inventory, and writes down the cost of inventory at the time such determinations are made. Reserves are estimated based upon inventory on hand, historical sales activity, industry trends, the business environment, and the expected net realizable value. The net realizable value is determined based upon current awareness of market prices. The Company recorded an inventory reserve of $85,070 and $85,070 in 2012 and 2011, respectively.

During 2012 and 2011 there was neither a reduction of inventories nor a consequent liquidation of LIFO inventories that resulted in a material effect on the Company's operating income

Accounts Payable

The Company has accounts payable and accrued expenses in the amount of $1,139,681and $1,223,488 as of December 31, 2012 and 2011, respectively. As of December 31, 2012, the Company was exposed to the following concentration risk: three suppliers accounted for 43% (19,%, 13%% and 11%, respectively) of accounts payable and accrued expenses. As of December 31, 2011, two suppliers accounted for 41% (27% and 14%) of accounts payable and accrued expenses.

Revenue Recognition

The Company recognizes revenue based on Account Standards Codification ("ASC") 605 "Revenue Recognition" which contains Securities and Exchange Commission Staff Accounting Bulletin No. 101, "Revenue Recognition in Financial Statements' and No. 104, "Revenue Recognition". In the case of Sterling, revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, shipment of the product has occurred, price is fixed or determinable and collectability of the resulting receivable is reasonably assured.  For provision of third-party freight services provided by Integrity, revenue is recognized on a gross basis in accordance with ASC 605-45 " Revenue Recognition: Principal Agent Considerations " since Integrity is the primary obligor in its shipping arrangements. Revenue is generally recognized when the contracted goods arrive at their destination point. When revenues and expenses straddle a period end due to the time between shipment and delivery, Integrity allocates revenue between reporting periods based on relative transit time in each period with expenses recognized as incurred. Cost of goods is comprised of sale of o-rings and related rubber products. Freight services is comprised of freight forwarding and related services earned by Integrity and Rental services is comprised of revenue from rental of commercial space to third parties.

The Company had total sales of $5,859,637 and $6,734,673 for the year ended December 31, 2012 and 2011, respectively. No one customer comprised more than 10% of sales for the years ended December 31, 2012 and 2011, respectively.

Expenses

Cost of goods includes inventory costs, warehousing costs, direct labor and a depreciation allocation. Cost of inbound freight of $248,348 and $322,183, for the years ended December 31, 2012 and December 31, 2011, respectively. is included in cost of goods on the Statements of Operations.

Costs of services include direct costs for Freight services and Rental activities. The direct costs include agent fees, trucking, air and ocean freight and customs fees for the Freight services and repairs and maintenance and property taxes for the rental activities. Additionally, Cost of services includes direct labor for Freight services.

Sales and marketing includes direct labor and direct sales and marketing expenses.

General and administrative expenses include administrative and executive personnel, depreciation and other overhead expenses.

Advertising

Advertising expenses are recorded as sales and marketing expenses when they are incurred. The Company did not incur such expenses during the years ended December 31, 2012 and 2011.

Research and Development

All research and development costs are expensed as incurred. No cost was incurred for research and development for the years ended December 31, 2012 and 2011.

Income Tax

Sterling and Integrity's S-Corporation election terminated effective January 1, 2012 in connection with the expectation of the initial public offering of the Company's common stock in 2012. From Sterling and Integrity's inception in 1997 and 2008, respectively, it neither was not subject to federal and state income taxes since they were operating under an S-Corporation election. As of January 1, 2012, the both Sterling and Integrity became subject to corporate federal and state income taxes.  The consolidated financial statements presented herein, are presented as if all consolidating entities were subject to C-corporation taxes for the periods being reported on.

Under the asset and liability method prescribed under ASC 740, Income Taxes, The Company uses the liability method of accounting for income taxes.  The liability method measures deferred income taxes by applying enacted statutory rates in effect at the balance sheet date to the differences between the tax basis of assets and liabilities and their reported amounts on the financial statements.  The resulting deferred tax assets or liabilities have been adjusted to reflect changes in tax laws as they occur.  A valuation allowance is provided when it is more likely than not that a deferred tax asset will not be realized.

The Company recognizes the financial statement benefit of an uncertain tax position only after considering the probability that a tax authority would sustain the position in an examination. For tax positions meeting a "more-likely-than-not" threshold, the amount to be recognized in the financial statements will be the benefit expected to be realized upon settlement with the tax authority. For tax positions not meeting the threshold, no financial statement benefit is recognized. As of December 31, 2011, the Company had no uncertain tax positions. The Company recognizes interest and penalties, if any, related to uncertain tax positions as general and administrative expenses. The Company currently has no federal or state tax examinations nor has it had any federal or state examinations since its inception. Tax years 2009, 2010,

2011, and 2012 are subject to federal and state tax examination under the current statutes.

Segments

ASC 280-10 defines operating segments as components of a company about which separate financial information is available that is evaluated regularly by the chief decision maker in deciding how to allocate resources and in assessing performance. The Company has one main segment: O-rings and rubber products. Additionally, it has activities in freight services and rental services however, these activities are immaterial to the overall endeavor and therefore, segment information is not presented.

Fair Value Measurements

In January 2010, the FASB ASC Topic 825, Financial Instruments, requires  disclosures about fair value of financial instruments in quarterly reports as well as in annual reports.  For the Company, this statement applies to certain investments and long-term debt.  Also, the FASB ASC Topic 820, Fair Value Measurements and Disclosures, clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.

Various inputs are considered when determining the value of the Company's investments and long-term debt.  The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.  These inputs are summarized in the three broad levels listed below.

·	Level 1 - observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.
·	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc…).
·	Level 3 - significant unobservable inputs (including the Company's own assumptions in determining the fair value of investments).

The Company's adoption of FASB ASC Topic 825, effectively at the beginning of the second quarter in FY 2010, did not have a material impact on the company's financial statements.

The carrying value of financial assets and liabilities recorded at fair value is measured on a recurring or nonrecurring basis. Financial assets and liabilities measured on a non-recurring basis are those that are adjusted to fair value when a significant event occurs. The Company had no financial assets or liabilities carried and measured on a nonrecurring basis during the reporting periods. Financial assets and liabilities measured on a recurring basis are those that are adjusted to fair value each time a financial statement is prepared.

Interest Rate Swap Contract

The Company uses an interest rate swap contract to manage risks related to interest rate movements. The Company recognizes its interest rate swap contract as a derivative, which is recognized on the balance sheet at fair value at the end of each period. The interest rate swap contract is designated as and met all of the criteria for a cash flow hedge. The Company documents its risk management strategy and hedge effectiveness at the inception of and during the term of each hedge. Changes in the fair value of the derivative are recorded in accumulated other comprehensive loss. The total unrealized gain or (loss) recorded in accumulated other comprehensive gain or loss amounted to $47,112 and (11,567) at December 31, 2012 and 2011, respectively.

The availability of inputs observable in the market varies from instrument to instrument and depends on a variety of factors including the type of instrument, whether the instrument is actively traded, and other characteristics particular to the transaction. For many financial instruments, pricing inputs are readily observable in the market, the valuation methodology used is widely accepted by market participants, and the valuation does not require significant management discretion. For other financial instruments, pricing inputs are less observable in the market and may require management judgment. As of December 31, 2012 and 2011, the Company has assets and liabilities in cash, various receivables, investments, and various payables. Management believes that they are being presented at their fair market value.

The following are the major categories of assets and liabilities measured at fair value on a recurring basis as of December 31:

Year	Instrument	Level 1	Level 2	Level 3	Total
2011	Interest rate swap	$0	$(48,836)	$0	$(48,836)
2012	Interest rate swap	$0	$(1,724)	$0	$(1,724)
2011	Cash and equivalents	$29,676	$0	$0	$29,676
2012	Cash and equivalents	$115,489	$0	$0	$115,489

The fair value of the interest rate swap is determined using observable market inputs such as current interest rates, and considers nonperformance risk of the Company and that of its counterparts.

Basic and diluted earnings per share

Basic earnings (loss) per share are computed by dividing net income (loss) available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing Diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive. For the year ended December 31, 2012 and 2011, there were no outstanding common stock equivalents, thus fully diluted earnings per share and basic earnings per share were the same figure.

The following is a reconciliation of basic and diluted earnings per share for 2012 and 2011:

	Year Ended December 31,
	2012	2011
Numerator:
Net income available to common shareholders	$59,800	$247,313
Denominator:
Weighted average shares - basic	36,789,408	36,000,000
Net income (loss) per share - basic and diluted	$0.01	$0.00

Common Stock

The holders of the Company's common stock are entitled to receive dividends out of assets or funds legally available for the payment of dividends of such times and in such amounts as the board from time to time may determine.  Holders of common stock are entitled to one vote for each share held on all matters submitted to a vote of shareholders.  There is no cumulative voting of the election of directors then standing for election.  The common stock is not entitled to pre-emptive rights and is not subject to conversion or redemption.  Upon liquidation, dissolution or winding up of the company, the assets legally available for distribution to stockholders are distributable ratably among the holders of the common stock after payment of liquidation preferences, if any, on any outstanding payment of other claims of creditors.

As of December 31, 2012 and 2011, there were 37,040,040 and 36,000,000 shares authorized, issued and outstanding, respectively.

Distribution to Shareholder

In 2011 Q5 Ventures LLC was taxed as a pass-through entity for IRS purposes. As such, it made periodic distributions to one member, who is also an officer of Sterling Seal & Supply Inc. These distributions totaled $45,000 in 2011.

RECENTLY ENACTED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2012
RECENTLY ENACTED ACCOUNTING STANDARDS [Abstract]
RECENTLY ENACTED ACCOUNTING STANDARDS

NOTE 2 - RECENTLY ENACTED ACCOUNTING STANDARDS

Recently issued accounting standards

In April 2011, the FASB issued ASU 2011-02, "Receivables (Topic 310) A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring". The update clarifies the guidance on a creditor's evaluation of whether it has granted a concession as well as clarifying the guidance when a creditor's evaluation of whether a debtor is experiencing financial difficulties. The guidance clarifies when a Company should record impairment due to concessions or the financial difficulties of the debtor. The new standard is effective for fiscal years and interim periods ending after June 15, 2011. The guidance should be applied retrospectively to restructurings occurring on or after the beginning of the fiscal year of adoption. The adoption did not have a material effect on the Company's consolidated financial position or results of operations.

In April 2011, the FASB issued ASU 2011-03, "Transfers and Servicing (Topic 860) Reconsideration of Effective Control for Repurchase Agreements". ASU 2011-03 applies to transactions where the seller transfers financial assets that both entitle and obligate the transferor to repurchase or redeem the financial assets before their maturity. The amendments in this guidance remove from the assessment of effective control the criteria requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms even in the event of default by the transferee and the collateral maintenance guidance related to that criterion. The new standard is effective for fiscal years and interim periods ending after December 15, 2011 and should be applied on a prospective basis. The adoption does not have a material effect on the Company's consolidated financial position or results of operations.

In May 2011, the FASB issued ASU 2011-04, "Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS". The amendment results in a consistent definition of fair value and ensures the fair value measurement and disclosure requirements are similar between GAAP and International Financial Reporting Standards ("IFRS"). This amendment changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. This amendment will be effective for the Company on January 1, 2012. Based on current operations, the adoption is not expected to have a material effect on the Company's consolidated financial position or results of operations.

In June 2011, the Financial Accounting Standards Board ("FASB") issued ASU 2011-05, "Comprehensive Income (Topic 220), and Presentation of Comprehensive Income". ASU 2011-05 amends the presentation of other comprehensive income and the Statement of Consolidated Operations. Under this amendment, entities will be required to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Regardless of which reporting option is selected, the Company is required to present on the face of the financial statements, reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statements where the components of net income and the components of other comprehensive income are presented. The current option to report other comprehensive income and its components in the statement of changes in equity has been eliminated. This amendment will be effective for the Company on January 1, 2012 and full retrospective application is required. The Company does not anticipate that this amendment will have a material impact on its financial statements.

NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2012
NOTES RECEIVABLE [Abstract]
NOTES RECEIVABLE

NOTE 3 - NOTES RECEIVABLE

Prior to 2010, the Company made an advance to an employee in the amount of $21,018. This was repaid in 2011. In 2009, $6,450 was loaned to a customer which resulted in a total note receivable of $9,400. In, 2012, the Company recorded 2 loans to non-officer employees in the net amount of $28,201 and 3,000. The loan for $28,201 bears interest at 5% over 3 years. The other notes haave no specific repayment terms and the borrowers may repay these notes at any time, in whole or in part, without penalty or additional interest. The aggregate balance as of December 31, 2012 and December 31, 2011 was $40,601 and $9,400 respectively.

LINE OF CREDIT	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
LINE OF CREDIT [Abstract]
LINE OF CREDIT

NOTE 3 - BANK LINE OF CREDIT

On September 28, 2012 the Company renewed its bank line of credit for $900,000. The financial covenants remain the same as reported in the December 31, 2012 financial statements. Interest expense charged to operations in the 3 months ended March 31, 2013 was $8,896.

NOTE 4 - LINE OF CREDIT

The Company has a line of credit from PNC Bank in the amount of $900,000 which bears interest of LIBOR (London Interbank Offered Rate) plus 3.75%. The line was renewed in September 2012 at the rate of LIBOR plus 3.00% for a term of 1 year expiring September 30, 2013. As of December 31, 2012 and December 31, 2011 the Company had drawn down $839,591 and $839,591, respectively and was not in violation of any of its financial covenants. In May of 2012, the Company went into default on the Line, but obtained a waiver until the line was renewed in September of 2012. The line of credit is secured by the assets of the Company and guaranteed by the the CEO and Chairman of the Company. A financial covenant requires that the Company does not have a "Debt Service Coverage Ratio" of less than 1.25 measured annually at fiscal year end. "Debt Service Coverage Ratio is defined by the lender as: (Net Income + Depreciation Expense + Amortization Expense + Rent Expense + Other Non-Cash Items)/(Prior Year Current Portion of Long Term Debt + Interest Expense). If the financial covenant is not met, the lender has the right to call the loan and/or not renew the line of credit. The Company is currently in compliance with this financial covenant. Additionally, there is a cross default provision, whereby a default on either the line of credit, mortgage or equipment note payable would enable the bank to call any or all of the three loans. The bank has required that the company subordinate $1,200,000 of the loan outstanding to the Chairman, Angelo DeRosa until September 30, 2013.

For the year ended December 31, 2012, the Company had accrued and paid $27,277 of interest on the line of credit.

LONG-TERM DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
LONG-TERM DEBT [Abstract]
LONG-TERM DEBT

NOTE 4 - LONG-TERM DEBT

At March 31, 2013 long-term debt consists of the following:

	March 31, 2013	December 31, 2012
Mortgage payable to PNC Bank, due in monthly installments of principal and interest through April 22, 2014. Interest is charged at 5.5% per annum. The loan is secured by the assets of the Company and guaranteed by the officers of the Company. An interest rate swap agreement is used to hedge the interest rate risk.	$765,484	$784,288
Equipment note payable maturing on September 28, 2015. Interest is charged at 3.9% and is secured by the assets of the Company and guaranteed by the officers of the Company.	184,468	201,960
Vehicle loan secured by the vehicle maturing on November 21, 2017. Interest is charged at 3.9%.	43,312	45,418
Less current portion	131,546	130,905
Long-term debt	$861,718	$900,761

For the 3 months ended 2013, $7,987 of interest on these loans was charged to operations.

NOTE 5 - LONG-TERM DEBT

At December 31 long-term debt consists of the following:

	2012	2011
Mortgage payable to PNC Bank, due in monthly installments of principal and interest through April 22, 2014. Interest is charged at 5.5% per annum. The loan is secured by the assets of the Company and guaranteed by the officers of the Company. An interest rate swap agreement is used to hedge the interest rate risk. (See Note 1).	$784,288	$832,842
Equipment note payable maturing on November 1, 2014. Interest is charged at 5.5% and is secured by certain assets of the Company and guaranteed by the officers of the Company.	0	300,184
Equipment note payable maturing on September 28, 2015. Interest is charged at 3.9% and is secured by the assets of the Company and guaranteed by the officers of the Company.	201,960	0
Vehicle loan secured by the vehicle maturing on November 21,2017. Interest is charged at 3.9% .	45,418	0
Less current portion	130,905	146,110
Long-term debt	$900,761	$986,916

Principal payments due in each of the years subsequent to December 31, 2012 are as follows:

Year Ending December 31,	Amount

2013	130,905
2014	815,509
2015	66,489
2016	9,606
2017	9,157
Total	$1,031,666

For the year ended December 31, 2012, the Company accrued and paid $35,249 in interest expense on long-term debt.

LEASE COMMITMENTS	12 Months Ended
Dec. 31, 2012
LEASE COMMITMENTS [Abstract]
LEASE COMMITMENTS

NOTE 6 - LEASE COMMITMENTS:

The Company owns its offices and warehouse facilities in New Jersey and Florida. The Company leased its office and warehouse space in Indiana under a non-cancelable agreement which expires September 30, 2013 and requires various minimum annual rentals.

Future minimum lease payments in each of the years subsequent to December 31, 2013 are as follows:

Year Ending December 31,	Amount

2013	9,390
Total	$9,390

RETIREMENT PLAN	12 Months Ended
Dec. 31, 2012
RETIREMENT PLAN [Abstract]
RETIREMENT PLAN

NOTE 7 - RETIREMENT PLAN

The Company maintains a defined contribution retirement plan for the benefit of eligible employees. The Company has frozen the retirement plan indefinitely. No employer contributions will be made until the plan is reactivated.

CAPITAL STOCK	12 Months Ended
Dec. 31, 2012
CAPITAL STOCK [Abstract]
CAPITAL STOCK

NOTE 8 - CAPITAL STOCK

The Company has authorized 200,000,000 shares of common stock with par value of $0.001. As of December 31, 2012 and 2011 the Company had 37,040,040 and 36,000,000 shares of common stock issued and outstanding, respectively.

On June 8, 2012, in expectation of going public, a share exchange was effected in which Sterling Consolidated Corp, delivered 30,697,040, shares to shareholders of Sterling Seal and Supply, Inc.; 1,500,000 shares to the shareholders of Integrity; 540,000 shares to the members of Q5 and 1,080,000 shares to the members of ADDR. The existing shareholders of Sterling Consolidated Corp retained 2,880,000 shares resulting in a total of 36,697,040 shares outstanding post-share exchange. The resultant structure is such that Sterling Consolidated Corp is effectively a holding corp with wholly owned ownership of Sterling Seal and Supply, Inc., Integrity, Q5 and ADDR. The consolidated financials presented herein are presented as if the share exchange had occurred at the beginning of the periods being reported on (Jan 1, 2011).

Authorization of Preferred Stock

On May 18, 2012, the Company authorized the issuance of 10,000,000 shares of preferred stock with a par value of $0.001. No shares of preferred stock have been issued as of the date of this filing.

INCOME TAX	12 Months Ended
Dec. 31, 2012
INCOME TAX [Abstract]
INCOME TAX

NOTE 9 - INCOME TAX

For periods presented in the financial statements, Sterling and Integrity were taxed as S-Corporations and therefore did not have material federal or state tax liability. In March of 2012, Sterling and Integrity made timely elections to be treated as C-Corporations. The consolidated financial statements, herein, have been presented as if all consolidated entities were taxed as C-Corporations for the periods being reported on.

The Company's deferred tax assets and liabilities consist of the following:

	December 31,
	2012	2011
Current Assets and Liabilities:
Provision for doubtful accounts	$50,054	$80,820
Profit sharing plan contribution	(4,085)	(2,043)

Total	45,969	78,777
Valuation Allowance	-	-

Current Deferred Tax Asset, Net	45,969	78,777

Noncurrent Assets and Liabilities:
Depreciation	(38,193)	(58,139)

Total	(38,193)	(58,139)
Valuation Allowance	0

Noncurrent Deferred Tax (Liability) Asset, Net	(38,193)	(58,139)

Total Deferred Tax - Asset, Net	$7,776	$20,638

The provisions for income taxes for the years ending December 31 consist of the following:

	December 31,
	2012	2011
Deferred tax (benefit)/expense	$12,862	$(32,487)
Current provision	28,435	76,770
Total Provision for Income Taxes	$41,297	$44,283

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax strategies in making this assessment.

The Company accounts for uncertain tax positions based upon authoritative guidance that prescribes a recognition and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return (ASC 740-10). The guidance also provides direction on derecognition and classification of interest and penalties.

Management has evaluated and concluded that there are no material uncertain tax positions requiring recognition in the financial statements for the year ended December 31, 2012.  The Company's policy is to classify assessments, if any, for tax related interest as interest expense and penalties as selling, general and administrative expenses.

The items accounting for the difference between income taxes computed at the federal statutory rate and the provision for income taxes as follows:

	2012		2011
		Impact on		Impact on
	Amount	Rate	Amount	Rate
Income tax at federal rate	$35,384	35.00%	$146,342	35.00%
State tax, net of Federal effect	5,913	5.85%	24,460	5.85%
Permanent Differences:
	0	0.00%	0	0.00%
Total permanent differences	0	0.00%	0	0.00%
Impact of rate change on beginning deferred taxes	0	0.00%	0	0.00%
NOL deduction	0	0.00%	0	0.00%
Total tax credits	0	0.00%	0	0.00%
Valuation allowance	0	0.00%	0	0.00%
Total Provision	$41,297	40.85%	$170,802	40.85%

COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 5 - COMMITMENTS AND CONTINGENCIES

Contingencies

The Company may, from time to time, be involved in legal proceedings and disputes that arise in the normal course of business. These matters include product liability actions, patent infringement actions, contract disputes, domestic and international federal, state and local tax reviews and audits, and other matters. The Company also may be subject to litigation and/or adverse rulings or judgments as a result of certain contractual indemnification obligations. The Company records a provision for a liability when management believes that it is both probable that a liability has been incurred and it can reasonably estimate the amount of the loss. The Company believes it has adequate provisions for any such matters. The Company reviews these provisions at least quarterly and adjusts these provisions to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular case.

Additionally, from time to time, the Company receives inquiries from regulatory agencies informally requesting information or documentation. There can be no assurance in any given case that such informal review will not lead to further proceedings involving the Company in the future.

The Company is not aware of any pending disputes, including those outlined above, that would be likely to have a material adverse effect, either individually or in the aggregate, on its consolidated financial condition, results of operations or liquidity. However, litigation is subject to inherent uncertainties and costs and unfavorable outcomes could occur. An unfavorable outcome could include the payment of monetary damages, cash or other settlement, or an injunction prohibiting it from selling one or more products. If an unfavorable resolution were to occur, there exists the possibility of a material adverse impact on the Company's consolidated financial condition, results of operations or cash flows of the period in which the resolution occurs or on future periods.

Bank Accounts

From time-to-time the Company may carry balances in its corporate bank accounts above the federally insured limit of $250,000.

NOTE 10 - COMMITMENTS AND CONTINGENCIES

The Company is party to various legal actions arising in the ordinary course of business. Matters that are probable of unfavorable outcomes to the Company and which can be reasonably estimated are accrued. Such accruals are based on information known about the matters, the Company's estimates of the outcomes of such matters and its experience in contesting, litigating and settling similar matters.

As of the date of this report, except as described below, there are no material pending legal proceedings to which the Company is a party or of which any of its property is the subject, nor are there any such proceedings known to be contemplated by governmental authorities.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 - RELATED PARTY TRANSACTIONS

Throughout the history of the Company, the Chairman, Angelo DeRosa has periodically loaned the company money. As of December 31, 2012 this culminated in a total amount due to Mr. DeRosa of $1,677,103. The loan has a twenty year term maturing on December 31, 2031 and calls for principal and simple interest to be paid at various yearly intervals at the rate of 3%. For the year ended 2012, the Company accrued and paid $48,790 on the related party note.

SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 6 - SUBSEQUENT EVENTS

The Company has evaluated events and transactions subsequent to the audited financial statements dated March 31, 2013. The following events occurred:

Sale of Cliffwood Beach Property

On April 29, 2013, the Company entered into a sales agreement to sell the Cliffwood Beach property. The sale price is for $650,000 and contains various contingencies. The property has a book value of $644,435 as of March 31, 2013.

Commencement of Trading

On April 30, 2013 the Company's common stock began trading over-the-counter on the OTC QB exchange.

NOTE 12 - SUBSEQUENT EVENTS On February 7, 2013, the Company's S1 filing was approved by the SEC, effectively making the Company subject to the SEC Exchange Act of 1934.

RESTATEMENT OF FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2012
RESTATEMENT OF FINANCIAL STATEMENTS [Abstract]
RESTATEMENT OF FINANCIAL STATEMENTS

NOTE 13 - RESTATEMENT OF FINANCIAL STATEMENTS

The Company has restated the 2011 financial statements as originally presented in its initial registration statement filed August 13, 2012. The changes and explanation of such are as follows:

	Year Ended December 31, 2011

	Orignally	Restatement		As
Balance Sheet Items:	Reported	Adjustment		Restated

Cash and cash equivalents	$29,684	(8	)(a)	$29,676
Deferred tax asset	-	20,638	(b)	20,638
Accounts payable and accrued expenses	1,230,210	(6,722	)(b)	1,223,488
Other liabilities	68,280	866	(b)	69,146
Subscription receivable	0	(672,715	)(c)	(672,715)
Notes payable related party (current portion)	-	63,635	(f)	63,635
Notes payable related party	1,717,152	(63,635	)(c)	1,653,517
Common stock	708,490	(672,490	)(a)	36,000
Additional paid-In-capital	-	853,941	(a),(d)	853,941
Retained earnings (deficit)	144,785	(154,965	)(a),(d)	(10,180)
Deferred tax asset	-	83,301	(b)	83,301

Statements of Operations Items:	For the year ended December 31, 2011

Revenues	6,692,833	(6,692,833	)(e)	-
O-rings and rubber products sales	0	6,420,933	(e)	6,420,933
Freight services	0	288,815	(e)	288,815
Rental services	0	24,925	(e)	24,925
	6,692,833	41,840	(f)	6,734,673

Costs of goods	3,565,356	228,644	(g)	3,794,000
Costs of services	163,820	148,073	(g),(h)	312,293
General and administrative	2,493,686	(373,259	)(g)	2,120,427
	6,222,862	3,458		6,226,720

Statements of Cashflows Items:	For the year ended December 31, 2011

Cash flows from operating activities	100,142	(8)		100,134
Contribution of tax effect of C-Corp conversion	-	105,659	(b)	105,659
Net Income	419,493	(172,180	)(b)	247,313
Stock issued for services	-	2,880	(a)	2,880
Deferred tax asset	-	62,663	(b)	62,663
Accounts payable and accrued interest payable	403,851	104	(i)	403,955
Other liabilities	(18,018)	866	(i)	(17,152)

(a)	Reflects restatement due to the fact that the original presentation was inconsistent with SAB Topic 4:C which calls for retroactive treatment on the balance sheet for a capital structure change (in this case the June 8, 2012 share exchange and the February 1, 2012 stock split).
(b)	Reflects restatement due to the fact that the original presentation was inconsistent with Section 3410 of the SEC Financial Reporting Manual which calls for calculation of the tax effect for conversion to a C-Corp if the registrant is an S-Corp during the audit period.
(c)	Reflects restatement from original presentation to properly reflect current portion of Notes Payable as a separate line item on the balance sheet.
(d)	Reflects restatement from original presentation to reflect equity effects related to noted balance sheet and statement of operations restatements.
(e)	Reflects restatement from original presentation to present as separate line items the components of each type of revenue earned by the Company.
(f)	Reflects restatement due to the fact that the original presentation of reimbursed freight charges in Other Income was inconsistent with ASC 605-45-45-23 which calls for reimbursed out-of-pocket expenses to be presented as revenue.
(g)	Reflects restatement due to the fact that the original presentation classifying inbound freight as a general and administrative expense was inconsistent with ASC 330-10-30-1 and includes reclasses to properly classify cost of goods sold and general and administrative expenses noted during preparation of previously omitted segment reporting as per ASC 280.
(h)	Additionally, the change reflects an adjustment for a previously undiscovered immaterial footing error in the final income statement.
(i)	Reflects immaterial rounding differences.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Organization, Nature of Business,Stock Split, and Principles of Consolidation

Organization, Nature of Business,Stock Split, and Principles of Consolidation

Sterling Seal and Supply Inc.

Sterling Seal and Supply Inc. is a New Jersey corporation founded in 1997 which distributes o-rings and other rubber products worldwide. Since 1980, Sterling and its predecessor, Sterling Plastic and Rubber Products Inc. (founded in 1969), has been importing product from China for distribution. Sterling focuses on quality and service by initially proving itself as a 2nd or 3rd source vendor.

Integrity Cargo Freight Corporation

On January 4, 2008, the principals of Sterling founded Integrity Cargo Freight Corporation ("Integrity") as a New Jersey Corporation. Integrity is a cargo and freight company that currently manages the importation of Sterling's product from Asia, and its exports of its sales to various countries. In addition to providing the shipping for the Company, Integrity has third-party customers. Integrity targets the Company's customer base market but is able to acquire additional customers through the use of agents.

Freight forwarding revenues and expenses are included in the operating income on the consolidated statement of operations presented herein.

ADDR Properties, LLC

ADDR Properties, LLC ("ADDR") is a New Jersey LLC formed on September 17, 2010 as a real estate holding company. The LLC owns a 28,000 square foot warehouse facility in Neptune, NJ and is occupied 90% by Sterling to conduct its operations and 10% by the Children's Center of Monmouth. The current lease agreement with the Children's Center is for 3 years.

The second property managed through ADDR an investment property in Cliffwood Beach, NJ previously occupied by Sterling. The Company's operations outgrew the facility and four tenants currently occupy 65% of the available square footage. The remaining 35% is unoccupied office space and currently marketed as individual office suites.

Rental revenues and expenses are included in the operating income on the consolidated statement of operations presented herein.

Stock Split

On February 1, 2012, Sterling Seal and Supply, Inc. enacted a forward stock split converting its 200 shares of common stock outstanding to 30 million shares outstanding.

Principles of Consolidation

Principles of Consolidation

These consolidated financial statements include the accounts of Sterling Consolidated Corp and its four wholly owned subsidiaries. The subsidiaries were acquired by Sterling Consolidated Corp through a share exchange agreement effected on June 8, 2012. The consolidated financial statements presented herein, are presented as if the business combination via share exchange and the stock split in Sterling Seal and Supply, Inc. were effective at the beginning of the periods being reported on. ADDR, Integrity, Q5 and Sterling Seal and Supply Inc. were under the control of Angelo DeRosa and/or Darren DeRosa for the periods being reported on. All significant intercompany transactions have been eliminated. Hereafter the consolidated accounts of Sterling Consolidated Corp and its subsidiaries are referred to as "the Company".

Q5 Ventures, LLC

Q5 Ventures, LLC is a Florida LLC formed on September 6, 2006. The LLC owns the commercial building in Florida from which the Florida division of Sterling operates. The 5,000 square foot facility was designed and built for the Company's operations.

Basis of Presentation

Use of Estimates
Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the amounts reported and disclosed in the financial statements and the accompanying notes. Actual results could differ materially from these estimates. On an ongoing basis, we evaluate our estimates, including those related to the accounts receivable and sales allowances, fair values of financial instruments, useful lives of intangible assets and property and equipment, inventory valuations, income taxes, and contingent liabilities, among others. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Use of Estimates

The preparation of consolidated financial statements in accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. A change in management's estimates or assumptions could have a material impact on the Company's financial condition and results of operations during the period in which such changes occurred. Significant estimates include the estimated depreciable lives of fixed assets, inventory reserves and allowance for doubtful accounts.

Actual results could differ from those estimates. The Company's consolidated financial statements reflect all adjustments that management believes are necessary for the fair presentation of their financial condition and results of operations for the periods presented.

Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents. At times, balances in a single bank account may exceed federally insured limits.

Accounts Receivable

Accounts Receivable

Accounts receivable, if any, are carried at the expected net realizable value. The allowance for doubtful accounts, when determined, will be based on management's assessment of the collectability of specific customer accounts and the aging of the accounts receivables. If there were a deterioration of a major customer's creditworthiness, or actual defaults were higher than historical experience, our estimates of the recoverability of the amounts due to us could be overstated, which could have a negative impact on operations.

The Company's accounts receivable net of allowances of $121,830 and $197,846, were $871,132 and $1,004,095 on December 31, 2012 and 2011, respectively. The Company's allowance is approximately 3% of the sales per year plus amounts that are deemed uncollectible.

Property, Plant and Equipment

Property, Plant and Equipment

Property and equipment are carried at cost. Expenditures for maintenance and repairs are charged against operations. Renewals and betterments that materially extend the life of the assets are capitalized. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is reflected in income for the period. The Company allocates 50% of its depreciation and amortization expenses to Cost of Sales.

Depreciation is computed for financial statement purposes on a straight-line basis over estimated useful lives of the related assets. The estimated useful lives of depreciable assets are:

Estimated
Useful Lives
Building & Leasehold Improvements	10-40 years
Machinery and Equipment	5-10 years
Furniture and Fixtures	5-10 years
Vehicles	10 years
Software	3 years

For federal income tax purposes, depreciation is computed under the modified accelerated cost recovery system. For financial statements purposes, depreciation is computed under the straight-line method or double declining balance method.

	2012	2011
Land, building & leasehold improvements	$2,275,322	$1,649,808
Machinery and equipment	820,143	766,572
Vehicles	197,943	187,702
Less: accumulated depreciation	609,109	521,002
Property and equipment, net	$2,684,299	$2,083,080

Depreciation expense included as a charge to income was $111,192 and $109,868 for the year ended December 31, 2012 and 2011, respectively.

Inventories

Inventories

Inventories, which are comprised of finished goods, are stated at the lower of cost (based on the last-in, first-out method) or market. Cost does not include shipping and handling fees, which are charged directly to income. The Company provides for estimated losses from obsolete or slow-moving inventories, which is approximately 4% of the total inventory, and writes down the cost of inventory at the time such determinations are made. Reserves are estimated based upon inventory on hand, historical sales activity, industry trends, the business environment, and the expected net realizable value. The net realizable value is determined based upon current awareness of market prices. The Company recorded an inventory reserve of $85,070 and $85,070 in 2012 and 2011, respectively.

During 2012 and 2011 there was neither a reduction of inventories nor a consequent liquidation of LIFO inventories that resulted in a material effect on the Company's operating income

Accounts Payable

Accounts Payable

The Company has accounts payable and accrued expenses in the amount of $1,139,681and $1,223,488 as of December 31, 2012 and 2011, respectively. As of December 31, 2012, the Company was exposed to the following concentration risk: three suppliers accounted for 43% (19,%, 13%% and 11%, respectively) of accounts payable and accrued expenses. As of December 31, 2011, two suppliers accounted for 41% (27% and 14%) of accounts payable and accrued expenses.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue based on Account Standards Codification ("ASC") 605 "Revenue Recognition" which contains Securities and Exchange Commission Staff Accounting Bulletin No. 101, "Revenue Recognition in Financial Statements' and No. 104, "Revenue Recognition". In the case of Sterling, revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, shipment of the product has occurred, price is fixed or determinable and collectability of the resulting receivable is reasonably assured.  For provision of third-party freight services provided by Integrity, revenue is recognized on a gross basis in accordance with ASC 605-45 " Revenue Recognition: Principal Agent Considerations " since Integrity is the primary obligor in its shipping arrangements. Revenue is generally recognized when the contracted goods arrive at their destination point. When revenues and expenses straddle a period end due to the time between shipment and delivery, Integrity allocates revenue between reporting periods based on relative transit time in each period with expenses recognized as incurred. Cost of goods is comprised of sale of o-rings and related rubber products. Freight services is comprised of freight forwarding and related services earned by Integrity and Rental services is comprised of revenue from rental of commercial space to third parties.

The Company had total sales of $5,859,637 and $6,734,673 for the year ended December 31, 2012 and 2011, respectively. No one customer comprised more than 10% of sales for the years ended December 31, 2012 and 2011, respectively.

Expenses

Expenses

Cost of goods includes inventory costs, warehousing costs, direct labor and a depreciation allocation. Cost of inbound freight of $248,348 and $322,183, for the years ended December 31, 2012 and December 31, 2011, respectively. is included in cost of goods on the Statements of Operations.

Costs of services include direct costs for Freight services and Rental activities. The direct costs include agent fees, trucking, air and ocean freight and customs fees for the Freight services and repairs and maintenance and property taxes for the rental activities. Additionally, Cost of services includes direct labor for Freight services.

Sales and marketing includes direct labor and direct sales and marketing expenses.

General and administrative expenses include administrative and executive personnel, depreciation and other overhead expenses.

Advertising		Advertising Advertising expenses are recorded as sales and marketing expenses when they are incurred. The Company did not incur such expenses during the years ended December 31, 2012 and 2011.
Research and Development		Research and Development All research and development costs are expensed as incurred. No cost was incurred for research and development for the years ended December 31, 2012 and 2011.
Income Tax

Income Tax

Sterling and Integrity's S-Corporation election terminated effective January 1, 2012 in connection with the expectation of the initial public offering of the Company's common stock in 2012. From Sterling and Integrity's inception in 1997 and 2008, respectively, it neither was not subject to federal and state income taxes since they were operating under an S-Corporation election. As of January 1, 2012, the both Sterling and Integrity became subject to corporate federal and state income taxes.  The consolidated financial statements presented herein, are presented as if all consolidating entities were subject to C-corporation taxes for the periods being reported on.

Under the asset and liability method prescribed under ASC 740, Income Taxes, The Company uses the liability method of accounting for income taxes.  The liability method measures deferred income taxes by applying enacted statutory rates in effect at the balance sheet date to the differences between the tax basis of assets and liabilities and their reported amounts on the financial statements.  The resulting deferred tax assets or liabilities have been adjusted to reflect changes in tax laws as they occur.  A valuation allowance is provided when it is more likely than not that a deferred tax asset will not be realized.

The Company recognizes the financial statement benefit of an uncertain tax position only after considering the probability that a tax authority would sustain the position in an examination. For tax positions meeting a "more-likely-than-not" threshold, the amount to be recognized in the financial statements will be the benefit expected to be realized upon settlement with the tax authority. For tax positions not meeting the threshold, no financial statement benefit is recognized. As of December 31, 2011, the Company had no uncertain tax positions. The Company recognizes interest and penalties, if any, related to uncertain tax positions as general and administrative expenses. The Company currently has no federal or state tax examinations nor has it had any federal or state examinations since its inception. Tax years 2009, 2010,

2011, and 2012 are subject to federal and state tax examination under the current statutes.

Segments

Segments

ASC 280-10 defines operating segments as components of a company about which separate financial information is available that is evaluated regularly by the chief decision maker in deciding how to allocate resources and in assessing performance. The Company has one main segment: O-rings and rubber products. Additionally, it has activities in freight services and rental services however, these activities are immaterial to the overall endeavor and therefore, segment information is not presented.

Fair Value Measurements

Fair Value Measurements

In January 2010, the FASB ASC Topic 825, Financial Instruments, requires  disclosures about fair value of financial instruments in quarterly reports as well as in annual reports.  For the Company, this statement applies to certain investments and long-term debt.  Also, the FASB ASC Topic 820, Fair Value Measurements and Disclosures, clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.

Various inputs are considered when determining the value of the Company's investments and long-term debt.  The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.  These inputs are summarized in the three broad levels listed below.

·	Level 1 - observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.
·	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc…).
·	Level 3 - significant unobservable inputs (including the Company's own assumptions in determining the fair value of investments).

The Company's adoption of FASB ASC Topic 825, effectively at the beginning of the second quarter in FY 2010, did not have a material impact on the company's financial statements.

The carrying value of financial assets and liabilities recorded at fair value is measured on a recurring or nonrecurring basis. Financial assets and liabilities measured on a non-recurring basis are those that are adjusted to fair value when a significant event occurs. The Company had no financial assets or liabilities carried and measured on a nonrecurring basis during the reporting periods. Financial assets and liabilities measured on a recurring basis are those that are adjusted to fair value each time a financial statement is prepared.

Interest Rate Swap Contract

Interest Rate Swap Contract

The Company uses an interest rate swap contract to manage risks related to interest rate movements. The Company recognizes its interest rate swap contract as a derivative, which is recognized on the balance sheet at fair value at the end of each period. The interest rate swap contract is designated as and met all of the criteria for a cash flow hedge. The Company documents its risk management strategy and hedge effectiveness at the inception of and during the term of each hedge. Changes in the fair value of the derivative are recorded in accumulated other comprehensive loss. The total unrealized gain or (loss) recorded in accumulated other comprehensive gain or loss amounted to $47,112 and (11,567) at December 31, 2012 and 2011, respectively.

The availability of inputs observable in the market varies from instrument to instrument and depends on a variety of factors including the type of instrument, whether the instrument is actively traded, and other characteristics particular to the transaction. For many financial instruments, pricing inputs are readily observable in the market, the valuation methodology used is widely accepted by market participants, and the valuation does not require significant management discretion. For other financial instruments, pricing inputs are less observable in the market and may require management judgment. As of December 31, 2012 and 2011, the Company has assets and liabilities in cash, various receivables, investments, and various payables. Management believes that they are being presented at their fair market value.

The following are the major categories of assets and liabilities measured at fair value on a recurring basis as of December 31:

Year	Instrument	Level 1	Level 2	Level 3	Total
2011	Interest rate swap	$0	$(48,836)	$0	$(48,836)
2012	Interest rate swap	$0	$(1,724)	$0	$(1,724)
2011	Cash and equivalents	$29,676	$0	$0	$29,676
2012	Cash and equivalents	$115,489	$0	$0	$115,489

The fair value of the interest rate swap is determined using observable market inputs such as current interest rates, and considers nonperformance risk of the Company and that of its counterparts.

Basic and diluted earnings per share

Basic and diluted earnings per share

Basic earnings (loss) per share are computed by dividing net income (loss) available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing Diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive. For the year ended December 31, 2012 and 2011, there were no outstanding common stock equivalents, thus fully diluted earnings per share and basic earnings per share were the same figure.

The following is a reconciliation of basic and diluted earnings per share for 2012 and 2011:

	Year Ended December 31,
	2012	2011
Numerator:
Net income available to common shareholders	$59,800	$247,313
Denominator:
Weighted average shares - basic	36,789,408	36,000,000
Net income (loss) per share - basic and diluted	$0.01	$0.00

Common Stock

Common Stock

The holders of the Company's common stock are entitled to receive dividends out of assets or funds legally available for the payment of dividends of such times and in such amounts as the board from time to time may determine.  Holders of common stock are entitled to one vote for each share held on all matters submitted to a vote of shareholders.  There is no cumulative voting of the election of directors then standing for election.  The common stock is not entitled to pre-emptive rights and is not subject to conversion or redemption.  Upon liquidation, dissolution or winding up of the company, the assets legally available for distribution to stockholders are distributable ratably among the holders of the common stock after payment of liquidation preferences, if any, on any outstanding payment of other claims of creditors.

As of December 31, 2012 and 2011, there were 37,040,040 and 36,000,000 shares authorized, issued and outstanding, respectively.

Distribution to Shareholder

Distribution to Shareholder

In 2011 Q5 Ventures LLC was taxed as a pass-through entity for IRS purposes. As such, it made periodic distributions to one member, who is also an officer of Sterling Seal & Supply Inc. These distributions totaled $45,000 in 2011.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Estimated Useful Lives of Depreciable Assets

The estimated useful lives of depreciable assets are:

Estimated
Useful Lives
Building & Leasehold Improvements	10-40 years
Machinery and Equipment	5-10 years
Furniture and Fixtures	5-10 years
Vehicles	10 years
Software	3 years

Schedule of Property, Plant and Equipment
	2012	2011
Land, building & leasehold improvements	$2,275,322	$1,649,808
Machinery and equipment	820,143	766,572
Vehicles	197,943	187,702
Less: accumulated depreciation	609,109	521,002
Property and equipment, net	$2,684,299	$2,083,080

Schedule of Major Categories of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following are the major categories of assets and liabilities measured at fair value on a recurring basis as of December 31:

Year	Instrument	Level 1	Level 2	Level 3	Total
2011	Interest rate swap	$0	$(48,836)	$0	$(48,836)
2012	Interest rate swap	$0	$(1,724)	$0	$(1,724)
2011	Cash and equivalents	$29,676	$0	$0	$29,676
2012	Cash and equivalents	$115,489	$0	$0	$115,489

Schedule of Basic and Diluted Earnings Per Common Share
	Year Ended December 31,
	2012	2011
Numerator:
Net income available to common shareholders	$59,800	$247,313
Denominator:
Weighted average shares - basic	36,789,408	36,000,000
Net income (loss) per share - basic and diluted	$0.01	$0.00

LONG-TERM DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
LONG-TERM DEBT [Abstract]
Schedule of Long-Term Debt

At March 31, 2013 long-term debt consists of the following:

	March 31, 2013	December 31, 2012
Mortgage payable to PNC Bank, due in monthly installments of principal and interest through April 22, 2014. Interest is charged at 5.5% per annum. The loan is secured by the assets of the Company and guaranteed by the officers of the Company. An interest rate swap agreement is used to hedge the interest rate risk.	$765,484	$784,288
Equipment note payable maturing on September 28, 2015. Interest is charged at 3.9% and is secured by the assets of the Company and guaranteed by the officers of the Company.	184,468	201,960
Vehicle loan secured by the vehicle maturing on November 21, 2017. Interest is charged at 3.9%.	43,312	45,418
Less current portion	131,546	130,905
Long-term debt	$861,718	$900,761

At December 31 long-term debt consists of the following:

	2012	2011
Mortgage payable to PNC Bank, due in monthly installments of principal and interest through April 22, 2014. Interest is charged at 5.5% per annum. The loan is secured by the assets of the Company and guaranteed by the officers of the Company. An interest rate swap agreement is used to hedge the interest rate risk. (See Note 1).	$784,288	$832,842
Equipment note payable maturing on November 1, 2014. Interest is charged at 5.5% and is secured by certain assets of the Company and guaranteed by the officers of the Company.	0	300,184
Equipment note payable maturing on September 28, 2015. Interest is charged at 3.9% and is secured by the assets of the Company and guaranteed by the officers of the Company.	201,960	0
Vehicle loan secured by the vehicle maturing on November 21,2017. Interest is charged at 3.9% .	45,418	0
Less current portion	130,905	146,110
Long-term debt	$900,761	$986,916

Schedule of Maturities of Long-Term Debt

Principal payments due in each of the years subsequent to December 31, 2012 are as follows:

Year Ending December 31,	Amount

2013	130,905
2014	815,509
2015	66,489
2016	9,606
2017	9,157
Total	$1,031,666

LEASE COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
LEASE COMMITMENTS [Abstract]
Schedule of Future Minimum Lease Payments	Future minimum lease payments in each of the years subsequent to December 31, 2013 are as follows:
Year Ending December 31,	Amount

2013	9,390
Total	$9,390

INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAX [Abstract]
Schedule of Deferred Tax Asset/Liability

The Company's deferred tax assets and liabilities consist of the following:

	December 31,
	2012	2011
Current Assets and Liabilities:
Provision for doubtful accounts	$50,054	$80,820
Profit sharing plan contribution	(4,085)	(2,043)

Total	45,969	78,777
Valuation Allowance	-	-

Current Deferred Tax Asset, Net	45,969	78,777

Noncurrent Assets and Liabilities:
Depreciation	(38,193)	(58,139)

Total	(38,193)	(58,139)
Valuation Allowance	0

Noncurrent Deferred Tax (Liability) Asset, Net	(38,193)	(58,139)

Total Deferred Tax - Asset, Net	$7,776	$20,638

Schedule of Income Tax Provision

The provisions for income taxes for the years ending December 31 consist of the following:

	December 31,
	2012	2011
Deferred tax (benefit)/expense	$12,862	$(32,487)
Current provision	28,435	76,770
Total Provision for Income Taxes	$41,297	$44,283

Schedule of Effective Income Tax Rate Reconciliation

The items accounting for the difference between income taxes computed at the federal statutory rate and the provision for income taxes as follows:

	2012		2011
		Impact on		Impact on
	Amount	Rate	Amount	Rate
Income tax at federal rate	$35,384	35.00%	$146,342	35.00%
State tax, net of Federal effect	5,913	5.85%	24,460	5.85%
Permanent Differences:
	0	0.00%	0	0.00%
Total permanent differences	0	0.00%	0	0.00%
Impact of rate change on beginning deferred taxes	0	0.00%	0	0.00%
NOL deduction	0	0.00%	0	0.00%
Total tax credits	0	0.00%	0	0.00%
Valuation allowance	0	0.00%	0	0.00%
Total Provision	$41,297	40.85%	$170,802	40.85%

RESTATEMENT OF FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2012
RESTATEMENT OF FINANCIAL STATEMENTS [Abstract]
RESTATEMENT OF FINANCIAL STATEMENTS

	Year Ended December 31, 2011

	Orignally	Restatement		As
Balance Sheet Items:	Reported	Adjustment		Restated

Cash and cash equivalents	$29,684	(8	)(a)	$29,676
Deferred tax asset	-	20,638	(b)	20,638
Accounts payable and accrued expenses	1,230,210	(6,722	)(b)	1,223,488
Other liabilities	68,280	866	(b)	69,146
Subscription receivable	0	(672,715	)(c)	(672,715)
Notes payable related party (current portion)	-	63,635	(f)	63,635
Notes payable related party	1,717,152	(63,635	)(c)	1,653,517
Common stock	708,490	(672,490	)(a)	36,000
Additional paid-In-capital	-	853,941	(a),(d)	853,941
Retained earnings (deficit)	144,785	(154,965	)(a),(d)	(10,180)
Deferred tax asset	-	83,301	(b)	83,301

Statements of Operations Items:	For the year ended December 31, 2011

Revenues	6,692,833	(6,692,833	)(e)	-
O-rings and rubber products sales	0	6,420,933	(e)	6,420,933
Freight services	0	288,815	(e)	288,815
Rental services	0	24,925	(e)	24,925
	6,692,833	41,840	(f)	6,734,673

Costs of goods	3,565,356	228,644	(g)	3,794,000
Costs of services	163,820	148,073	(g),(h)	312,293
General and administrative	2,493,686	(373,259	)(g)	2,120,427
	6,222,862	3,458		6,226,720

Statements of Cashflows Items:	For the year ended December 31, 2011

Cash flows from operating activities	100,142	(8)		100,134
Contribution of tax effect of C-Corp conversion	-	105,659	(b)	105,659
Net Income	419,493	(172,180	)(b)	247,313
Stock issued for services	-	2,880	(a)	2,880
Deferred tax asset	-	62,663	(b)	62,663
Accounts payable and accrued interest payable	403,851	104	(i)	403,955
Other liabilities	(18,018)	866	(i)	(17,152)

(a)	Reflects restatement due to the fact that the original presentation was inconsistent with SAB Topic 4:C which calls for retroactive treatment on the balance sheet for a capital structure change (in this case the June 8, 2012 share exchange and the February 1, 2012 stock split).
(b)	Reflects restatement due to the fact that the original presentation was inconsistent with Section 3410 of the SEC Financial Reporting Manual which calls for calculation of the tax effect for conversion to a C-Corp if the registrant is an S-Corp during the audit period.
(c)	Reflects restatement from original presentation to properly reflect current portion of Notes Payable as a separate line item on the balance sheet.
(d)	Reflects restatement from original presentation to reflect equity effects related to noted balance sheet and statement of operations restatements.
(e)	Reflects restatement from original presentation to present as separate line items the components of each type of revenue earned by the Company.
(f)	Reflects restatement due to the fact that the original presentation of reimbursed freight charges in Other Income was inconsistent with ASC 605-45-45-23 which calls for reimbursed out-of-pocket expenses to be presented as revenue.
(g)	Reflects restatement due to the fact that the original presentation classifying inbound freight as a general and administrative expense was inconsistent with ASC 330-10-30-1 and includes reclasses to properly classify cost of goods sold and general and administrative expenses noted during preparation of previously omitted segment reporting as per ASC 280.
(h)	Additionally, the change reflects an adjustment for a previously undiscovered immaterial footing error in the final income statement.
(i)	Reflects immaterial rounding differences.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended		12 Months Ended			12 Months Ended										12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 08, 2012	Dec. 31, 2012 Accounts Payable [Member] Supplier Concentration Risk [Member]	Dec. 31, 2011 Accounts Payable [Member] Supplier Concentration Risk [Member]	Dec. 31, 2012 Accounts Payable [Member] Supplier One [Member]	Dec. 31, 2011 Accounts Payable [Member] Supplier One [Member]	Dec. 31, 2012 Accounts Payable [Member] Supplier Two [Member]	Dec. 31, 2011 Accounts Payable [Member] Supplier Two [Member]	Dec. 31, 2012 Accounts Payable [Member] Supplier Three [Member]	Dec. 31, 2012 Sterling Seal and Supply Inc. [Member]	Feb. 01, 2012 Sterling Seal and Supply Inc. [Member]	Jan. 31, 2012 Sterling Seal and Supply Inc. [Member]	Dec. 31, 2012 ADDR Properties, LLC [Member] sqft	Dec. 31, 2012 Q5 Ventures, LLC [Member] sqft
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Common stock, shares outstanding	37,040,040		37,040,040	36,000,000	36,697,040									30,000,000	200
Square footage of property																28,000	5,000
Percent of property used by registrant																90.00%
Percent of property used by the Children's Center of Monmouth																10.00%
Duration of lease agreement with the Children's Center of Monmouth																3 years
Percent of unoccupied office space																35.00%
Percent of office space occupied by tenants																65.00%
Forward stock split description													On February 1, 2012, Sterling Seal and Supply, Inc. enacted a forward stock split converting its 200 shares of common stock outstanding to 30 million shares outstanding.
Allowance for doubtful accounts receivable			$ 121,830	$ 197,846
Accounts receivable, net of allowance	912,662		871,132	1,004,095
Allowance for doubtful accounts receivable as a percentage of sales			3.00%	3.00%
Esitimated losses of obsolete or slow moving inventory percentage of total inventory			4.00%	4.00%
Inventory reserve			85,070	85,070
Accounts payable and accrued expenses	897,350		1,139,681	1,223,488
Concentration percentage						43.00%	41.00%	19.00%	27.00%	13.00%	14.00%	11.00%
Total sales	1,663,150	1,741,432	5,859,637	6,734,673
Inbound freight cost			248,348	322,183
Common stock, shares authorized	200,000,000		200,000,000	200,000,000
Common stock, shares issued	37,040,040		37,040,040	36,000,000
Distributions total				$ 45,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Property, Plant and Equipment) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Percentage of depreciation and amortization expenses allocated to Cost of Sales			50.00%	50.00%
Less: accumulated depreciation			$ 609,109	$ 521,002
Property and equipment, net	2,654,943		2,684,299	2,083,080
Depreciation expense	29,356	26,560	111,192	109,868
Building & Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			P40Y
Building & Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			P10Y
Land, building & leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			2,275,322	1,649,808
Land, building & leasehold improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			0	1,649,808
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			820,143	766,572
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			P10Y
Property and equipment, gross			0	766,572
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			P5Y
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			P10Y
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			P5Y
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			P10Y
Property and equipment, gross			197,943	187,702
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			$ 0	$ 187,702
Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			P3Y

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Interest Rate Swap Contracts) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Unrealized gain/(loss) on interest rate swap contract	$ (17,606)	$ (4,699)	$ 47,112	$ (11,567)
Interest rate swap	(19,330)		(1,724)	(48,836)
Cash and cash equivalents	74,541	243,190	115,489	29,676	70,738
Fair Value, Inputs, Level 1 [Member]
Derivative [Line Items]
Interest rate swap			0	0
Cash and cash equivalents			115,489	29,676
Fair Value, Inputs, Level 2 [Member]
Derivative [Line Items]
Interest rate swap			(1,724)	(48,836)
Cash and cash equivalents			0	0
Fair Value, Inputs, Level 3 [Member]
Derivative [Line Items]
Interest rate swap			0	0
Cash and cash equivalents			$ 0	$ 0

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Basic and Diluted Earnings Per Share) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net income available to common shareholders			$ 59,800	$ 247,313
Denominator:
Weighted average shares - basic			36,789,408	36,000,000
Net income (loss) per share - basic and diluted	$ 0	$ 0	$ 0	$ 0.01

NOTES RECEIVABLE (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2009 Customer [Member] Notes Receivable [Member]	Dec. 31, 2012 Non-officer Employee One [Member] Notes Receivable [Member]	Dec. 31, 2012 Non-officer Employee Two [Member] Notes Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Advance to employee				$ 21,018
Debt instrument, face amount					6,450	28,201	3,000
Debt instrument, stated interest rate						5.00%
Debt instrument, term						3 years
Notes receivable	$ 40,201	$ 40,601	$ 9,400		$ 9,400

LINE OF CREDIT (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011
LINE OF CREDIT [Abstract]
Line of credit, borrowing capacity			$ 900,000
Interest rate additional rate over LIBOR			3.75%
Bank line of credit	839,591	839,591		839,591
Maximum debt service coverage ratio		1.25
Subordinated loan outstanding to chairman		1,200,000
Interest expense on line of credit	$ 8,896	$ 27,277

LONG-TERM DEBT (Schedule of Long-Term Debt) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt
Long-term debt		$ 1,031,666
Less current portion	131,546	130,905	146,110
Long-term debt, noncurrent	861,718	900,761	986,916
Interest expense on long-term debt	7,987	35,249
Mortgage payable [Member]
Long-Term Debt
Long-term debt	765,484	784,288	832,842
Debt instrument, frequency of payments		monthly
Debt instrument, maturity date	Apr 22, 2014	Apr 22, 2014
Debt instrument, stated interest rate	5.50%	5.50%
Equipment note payable maturing on November 1, 2014 [Member]
Long-Term Debt
Long-term debt		0	300,184
Debt instrument, maturity date		Nov 1, 2014
Debt instrument, stated interest rate		5.50%
Equipment note payable maturing on September 28, 2015 [Member]
Long-Term Debt
Long-term debt	184,468	201,960	0
Debt instrument, maturity date	Sep 28, 2015	Sep 28, 2015
Debt instrument, stated interest rate	3.90%	3.90%
Vehicle Loan [Member]
Long-Term Debt
Long-term debt	$ 43,312	$ 45,418	$ 0
Debt instrument, maturity date	Nov 21, 2017	Nov 21, 2017
Debt instrument, stated interest rate	3.90%	3.90%

LONG-TERM DEBT (Schedule of Future Principal Payments) (Details) (USD $)	Dec. 31, 2012
Year Ending December 31,
2013	$ 130,905
2014	815,509
2015	66,489
2016	9,606
2017	9,157
Total	$ 1,031,666

LEASE COMMITMENTS (Details) (USD $)	Dec. 31, 2012
Year Ending December 31,
2013	$ 9,390
Lease payments, total	$ 9,390

CAPITAL STOCK (Details) (USD $)	0 Months Ended
	Jun. 08, 2012	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders Equity Note [Line Items]
Common stock, shares authorized		200,000,000	200,000,000	200,000,000
Common stock, par value per share		$ 0.001	$ 0.001	$ 0.001
Common stock, shares outstanding	36,697,040	37,040,040	37,040,040	36,000,000
Shares retained by shareholders of Sterling Consolidated, post share exchange	2,880,000
Preferred stock, shares authorized		10,000,000	10,000,000	10,000,000
Preferred stock, par value per share		$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued		0	0	0
Sterling Seal and Supply Inc. [Member]
Stockholders Equity Note [Line Items]
Issuance of stock pursuant to share exchange	30,697,040
Integrity [Member]
Stockholders Equity Note [Line Items]
Issuance of stock pursuant to share exchange	1,500,000
Q5 Ventures, LLC [Member]
Stockholders Equity Note [Line Items]
Issuance of stock pursuant to share exchange	540,000
ADDR Properties, LLC [Member]
Stockholders Equity Note [Line Items]
Issuance of stock pursuant to share exchange	1,080,000

INCOME TAX (Deferred Tax Assets) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current Assets and Liabilities:
Provision for doubtful accounts	$ 50,054	$ 80,820
Profit sharing plan contribution	(4,085)	(2,043)
Total	45,969	78,777
Valuation Allowance
Current Deferred Tax Asset, Net	45,969	78,777
Depreciation	(38,193)	(58,139)
Total	(38,193)	(58,139)
Valuation Allowance	0
Noncurrent Deferred Tax (Liability) Asset, Net	(38,193)	(58,139)
Total Deferred Tax - Asset, Net	$ 7,776	$ 20,638

INCOME TAX (Provision for Incomes Taxes) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
INCOME TAX [Abstract]
Deferred tax (benefit)/expense	$ 12,862	$ (32,487)
Current provision	28,435	76,770
Total Provision for Income Taxes	$ 41,297	$ 44,283

INCOME TAX (Income Computed at Federal Statutory Rate) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
INCOME TAX [Abstract]
Income tax at federal rate			$ 35,384	$ 146,342
State tax, net of Federal effect			5,913	24,460
Total permanent differences			0	0
Impact of rate change on beginning deferred taxes			0	0
NOL deduction			0	0
Total tax credits			0	0
Valuation allowance			0	0
Total Provision	$ 44,956	$ 23,160	$ 41,297	$ 170,802
Impact on income tax at federal rate			35.00%	35.00%
Impact on State tax, net of Federal effect			5.85%	5.85%
Impact on total permanent differences			0.00%	0.00%
Impact on impact of rate change on beginning deferred taxes			0.00%	0.00%
Impact on NOL deductions			0.00%	0.00%
Impact on tax credits			0.00%	0.00%
Impact on valuation allowance			0.00%	0.00%
Impact on total provision			40.85%	40.85%

RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
Long term loan from chairman Angelo DeRosa	$ 1,677,103	$ 1,717,152
Maturity period of loan from Angelo DeRosa	20 years
Interest rate on loans from related parties	3.00%
Accrued and Paid interest - related parties	$ 48,790

SUBSEQUENT EVENTS (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 29, 2013 Subsequent Event [Member] Cliffwood Beach Property [Member]	Mar. 31, 2013 Subsequent Event [Member] Cliffwood Beach Property [Member]
Subsequent Event [Line Items]
Sales price of disposal group				$ 650,000
Book value of property	$ 2,654,943	$ 2,684,299	$ 2,083,080		$ 644,435

RESTATEMENT OF FINANCIAL STATEMENTS (Balance Sheets) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Cash and cash equivalents	$ 74,541	$ 115,489	$ 243,190	$ 29,676		$ 70,738
Deferred tax asset	7,776	7,776		20,638
Accounts payable and accrued expenses	897,350	1,139,681		1,223,488
Subscription receivable				672,715
Notes payable related party (current portion)	47,925	62,151		63,635
Notes payable (related party)	1,647,005	1,614,952		1,653,517
Common stock	37,074	37,074		36,000
Additional paid-in capital	1,175,079	1,175,079		853,941
Retained earnings (deficit)	160,542	49,620		(10,180)
Deferred tax asset				83,301
Originally Reported [Member]
Cash and cash equivalents				29,684
Deferred tax asset
Accounts payable and accrued expenses				1,230,210
Other liabilities				68,280
Subscription receivable				0
Notes payable related party (current portion)
Notes payable (related party)				1,717,152
Common stock				708,490
Additional paid-in capital
Retained earnings (deficit)				144,785
Deferred tax asset
Restatement Adjustment [Member]
Cash and cash equivalents				(8)	[1]
Deferred tax asset				20,638	[2]
Accounts payable and accrued expenses				(6,722)	[2]
Other liabilities				866	[2]
Subscription receivable				(672,715)	[3]
Notes payable related party (current portion)				63,635	[4]
Notes payable (related party)				(63,635)	[3]
Common stock				(672,490)	[1]
Additional paid-in capital				853,941	[1],[5]
Retained earnings (deficit)				(154,965)	[1],[5]
Deferred tax asset				$ 83,301	[2]

[1]	Reflects restatement due to the fact that the original presentation was inconsistent with SAB Topic 4:C which calls for retroactive treatment on the balance sheet for a capital structure change (in this case the June 8, 2012 share exchange and the February 1, 2012 stock split).
[2]	Reflects restatement due to the fact that the original presentation was inconsistent with Section 3410 of the SEC Financial Reporting Manual which calls for calculation of the tax effect for conversion to a C-Corp if the registrant is an S-Corp during the audit period.
[3]	Reflects restatement from original presentation to properly reflect current portion of Notes Payable as a separate line item on the balance sheet.
[4]	Reflects restatement from original presentation to present as separate line items the components of each type of revenue earned by the Company.
[5]	Reflects restatement from original presentation to reflect equity effects related to noted balance sheet and statement of operations restatements.

RESTATEMENT OF FINANCIAL STATEMENTS (Statements of Operations) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues
O-rings and rubber product sales	1,627,886	1,741,432	5,694,086	6,420,933
Freight services	22,214		92,200	288,815
Rental services	13,050		73,351	24,925
Total revenues	1,663,150	1,741,432	5,859,637	6,734,673
Cost of goods	1,006,249	923,531	3,833,272	3,794,000
Cost of services	60,483	258,206	322,106	312,293
General and administrative	308,264	406,620	1,347,856	2,120,427
Total cost of sales and operating expenses				6,226,720
Originally Reported [Member]
Revenues				6,692,833
O-rings and rubber product sales				0
Freight services				0
Rental services				0
Total revenues				6,692,833
Cost of goods				3,565,356
Cost of services				163,820
General and administrative				2,493,686
Total cost of sales and operating expenses				6,222,862
Restatement Adjustment [Member]
Revenues				(6,692,833)	[1]
O-rings and rubber product sales				6,420,933	[1]
Freight services				288,815	[1]
Rental services				24,925	[1]
Total revenues				41,840	[2]
Cost of goods				228,644	[3]
Cost of services				148,073	[3],[4]
General and administrative				(373,259)	[3]
Total cost of sales and operating expenses				$ 3,458

[1]	Reflects restatement from original presentation to present as separate line items the components of each type of revenue earned by the Company.
[2]	Reflects restatement due to the fact that the original presentation of reimbursed freight charges in Other Income was inconsistent with ASC 605-45-45-23 which calls for reimbursed out-of-pocket expenses to be presented as revenue.
[3]	Reflects restatement due to the fact that the original presentation classifying inbound freight as a general and administrative expense was inconsistent with ASC 330-10-30-1 and includes reclasses to properly classify cost of goods sold and general and administrative expenses noted during preparation of previously omitted segment reporting as per ASC 280.
[4]	Additionally, the change reflects an adjustment for a previously undiscovered immaterial footing error in the final income statement.

RESTATEMENT OF FINANCIAL STATEMENTS (Statements of Cash Flows) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities	$ 19,421	$ 100,134
Contribution of tax effect of C-Corp conversion		105,659
Net income	59,800	247,313
Stock issued for services	48,000	2,880
Deferred tax asset	12,862	62,663
Accounts payable and accrued interest payable	(83,807)	403,955
Other liabilities	7,825	(17,152)
Originally Reported [Member]
Cash flows from operating activities		100,142
Contribution of tax effect of C-Corp conversion
Net income		419,493
Stock issued for services
Deferred tax asset
Accounts payable and accrued interest payable		403,851
Other liabilities		(18,018)
Restatement Adjustment [Member]
Cash flows from operating activities		(8)
Contribution of tax effect of C-Corp conversion		105,659	[1]
Net income		(172,180)	[1]
Stock issued for services		2,880	[2]
Deferred tax asset		62,663	[1]
Accounts payable and accrued interest payable		104	[3]
Other liabilities		$ 866	[3]

[1]	Reflects restatement due to the fact that the original presentation was inconsistent with Section 3410 of the SEC Financial Reporting Manual which calls for calculation of the tax effect for conversion to a C-Corp if the registrant is an S-Corp during the audit period.
[2]	Reflects restatement due to the fact that the original presentation was inconsistent with SAB Topic 4:C which calls for retroactive treatment on the balance sheet for a capital structure change (in this case the June 8, 2012 share exchange and the February 1, 2012 stock split).
[3]	Reflects immaterial rounding differences.